Average Annual Total Returns - ProShares UltraShort MSCI EAFE	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	MSCI EAFE Index OneYear		MSCI EAFE Index FiveYears		MSCI EAFE Index TenYears
Total	(35.63%)	(20.45%)	(18.93%)	(35.63%)	(20.51%)	(18.96%)	(21.09%)	(13.63%)	(10.46%)	7.82%	[1]	7.44%	[1]	5.50%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are netreturns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.